Debt Instruments Issued and Other Financial Liabilities - Schedule of Debt Classified (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 6,762,840	$ 6,204,856
Other financial liabilities	42,435	13,123
Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	24,035	30,846
Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	5,585,760	5,092,979
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	1,153,045	1,081,031
Long term debts [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	6,244,333	5,876,583
Long term debts [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	17,226	24,251
Long term debts [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	5,079,510	4,771,301
Long term debts [member] | Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	1,147,597	1,081,031
Short term debts [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	518,507	328,273
Other financial liabilities	42,435	13,123
Short term debts [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	6,809	6,595
Short term debts [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	506,250	$ 321,678
Short term debts [member] | Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 5,448